LICENSE AGREEMENT (Details Narrative) - Varian Biopharmaceuticals [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
License expense	$ 0	$ 0	$ 10,000	$ 10,000
Minimum [Member]
License expense			10,000
Maximum [Member]
License expense			$ 25,000